Risk management - Increase or decrease in net profit and net assets (Details) - Currency risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Sterling
Risk management
Increase or decrease in net profit and net assets	$ (41,088)	$ (41,562)
Euro
Risk management
Increase or decrease in net profit and net assets	16,905	13,942
Australian Dollar
Risk management
Increase or decrease in net profit and net assets	$ 343	269
Swiss Franc
Risk management
Increase or decrease in net profit and net assets		$ 18